Shareholder Report, Average Annual Return (Details) 74200166300_Putnam Core Bond Fund_Class R_TSR Annual {Class R}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.84%	1.94%	2.27%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.16%	(0.24%)	1.90%
Putnam Core Bond Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Core Bond Linked Benchmark
Average Annual Return, Percent	[1]	6.16%	3.02%	2.12%

[1]
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.